Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2022
Share-based Payment Arrangement [Abstract]
Summary of Options Granted by the Company's Board of Directors
The following tables summarizes option activity for the six months ended June 30, 2022:

	Total Options	Weighted- Average Exercise Price-

Balance at January 1, 2022	34,200,976	$1.43
Granted	10,722,923	$0.62
Cancelled	(5,094,068)	$1.30
Exercised	—	—

Balance at June 30, 2022	39,829,831	$1.23

Summary of Company Recorded Share-based Compensation Expense
The Company recorded share-based compensation expense as follows (in thousands):

	Six Months Ended June 30,
	2022	2021

Research and development	$2,222	$6,965
General and administrative	1,307	1,997

Total	$3,529	$8,962